   As filed with the Securities and Exchange Commission on July 15, 2002.

                                                     Registration Nos. 33-36528;
                                                                        811-6161

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                / X /
                                                                        ---
    Pre-Effective Amendment No. ___                                    /   /
                                                                        ---

    Post-Effective Amendment No. 69                                    / X /
                                                                        ---

REGISTRATION STATEMENT UNDER THE INVESTMENT
        COMPANY ACT OF 1940                                            / X /
                                                                        ---

    Amendment No.  73                                                  / X /
                                                                        ---

                       PIMCO FUNDS: MULTI-MANAGER SERIES
              (Exact Name of Registrant as Specified in Charter)

               840 Newport Center Drive, Newport Beach, CA 92660
              (Address of principal executive offices) (Zip code)

                                (800) 427-4648
             (Registrant's telephone number, including area code)

Name and address
of agent for service:    Copies to:
---------------------    ----------
Stephen J. Treadway      Newton B. Schott, Jr.,   Joseph B. Kittredge, Jr., Esq.
c/o PIMCO Funds          Esq.                     Ropes & Gray
Distributors LLC         c/o PIMCO Funds          One International Place
2187 Atlantic Street     Distributors LLC         Boston, Massachusetts
Stamford, Connecticut    2187 Atlantic Street     02110
 06902                   Stamford, Connecticut
                         06902

It is proposed that this filing will become effective (check appropriate box):

/ X /  Immediately upon filing pursuant to paragraph (b)
 ---

/   /  60 days after filing pursuant to paragraph (a)(1)
 ---

/   /  On [DATE] pursuant to paragraph (a)(1)
 ---

/   /  75 days after filing pursuant to paragraph (a)(2)
 ---

/   /  On [date] pursuant to paragraph (a)(2) of rule 485
 ---

If appropriate, check the following box:

/ X /  This post-effective amendment designates a new effective date for a
 ---   previously filed post-effective amendment.

       This post-effective amendment relates only to the following seven series:
       PIMCO NACM Core Equity Fund, PIMCO NACM Flex-Cap Value Fund, PIMCO NACM Global Fund, PIMCO NACM Growth Fund, PIMCO NACM International Fund, PIMCO NACM Pacific Rim Fund and PIMCO NACM Value Fund (collectively, the
       "PIMCO NACM Funds"). No information relating to any other series of the Registrant is amended or superseded hereby.

       The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

       This Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A of PIMCO Funds: Multi-Manager Series (the "Trust") incorporates by reference the following documents that are contained in the Trust's Post-Effective Amendment No. 67, which was filed with the Securities and Exchange Commission pursuant to Rule 485(a)(2) under the Securities Act of 1933 on May 2, 2002: (i) Classes A, B and C Prospectus of the PIMCO NACM Funds, (ii) Class D Prospectus of the PIMCO NACM Funds, (iii) Institutional Class and Administrative Class Prospectus of the PIMCO NACM Funds, (iv) the Trust's Statment of Additional Information and (v) the PIMCO Funds Shareholders' Guide.

       This Post-Effective Amendment No. 69 is filed to extend the effective date of Post-Effective Amendment No. 67 to July 19, 2002. This Post-Effective Amendment No. 69 relates only to the PIMCO NACM Funds. The Amendment does not supersede or amend disclosure in the Trust's Registration Statement relating to any other series of the Trust.

PART C.  OTHER INFORMATION

Item 23. Exhibits.

         The letter of each exhibit relates to the exhibit designation in Form N-1A:

         (a) Form of Second Amendment and Restated Agreement and Declaration of Trust (2)

         (b)  (1)  Form of Amended and Restated Bylaws (19).

         (c) (1) Article III (Shares) and Article V (Shareholders' Voting Powers and Meetings) of the Second Amended and Restated Agreement and Declaration of Trust (2)

              (2) Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders' Voting Powers and Meetings) of the Amended and Restated Bylaws (19).

          (d) (1)  (i)    Form of Amended and Restated Investment Advisory
                          Agreement dated as of May 5, 2000 (19).

                   (ii) Form of Addendum to Investment Advisory Agreement to add the Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds, to be filed by amendment.

                   (iii) Form of Addendum to Investment Advisory Agreement to decrease the advisory fee rate with respect to PIMCO Growth & Income Fund (f/k/a PIMCO Mid-Cap Equity Fund) and to add the PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Small-Cap Technology, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds (19).

                   (iv) Form of Addendum to Investment Advisory Agreement to add the Select Value Fund (24).

                   (v) Form of Addendum to Investment Advisory Agreement to add the PIMCO RCM International Growth Equity Fund, PIMCO RCM Emerging Markets Fund, PIMCO RCM Europe Fund, PIMCO RCM Global Small-Cap Fund, PIMCO RCM Global Technology Fund, PIMCO RCM Global Healthcare Fund, PIMCO RCM Large-Cap Growth Fund, PIMCO RCM Tax-Managed Growth Fund, PIMCO RCM Mid-Cap Fund, PIMCO RCM Small-Cap Fund, PIMCO RCM Biotechnology Fund, PIMCO RCM Balanced Fund and PIMCO RCM Global Equity Fund
                          (26).

                   (vi) Form of addendum to Investment Advisory Agreement to add the PIMCO NACM Core Equity Fund, PIMCO NACM
                          Global Fund, PIMCO NACM Growth Fund, PIMCO NACM International Fund, PIMCO NACM Flex-Cap Value Fund, PIMCO NACM Pacific Rim Fund and PIMCO NACM Value Fund, to be filed by amendment.

              (2)  (i)    Form of Portfolio Management Agreement with NFJ
                          Investment Group (19).

                   (ii) Form of Portfolio Management Agreement with Cadence Capital Management (19).

                   (iii) Portfolio Management Agreement with Parametric Portfolio Associates (24).

                         (iv) Form of Portfolio Management Agreement with PIMCO/Allianz Investment Advisors LLC (20).

                         (v) Form of Portfolio Management Agreement with Dresdner RCM Global Investors LLC (26).

                         (vi) Form of Portfolio Management Agreement with Nicholas-Applegate Capital Management, to be filed by amendment.

              (e)  (1)  Form of Distribution Contract (19).

                   (2) Form of Supplement to Distribution Contract to add the Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds, to be filed by amendment.

                   (3) Form of Supplement to Distribution Contract to add the PIMCO Growth & Income, PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Small-Cap Technology, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds (19).

                   (4)  Form of Dealer Agreement (21).

                   (5) Form of Supplement to Distribution Contract to add the Select Value Fund (24).

                   (6) Form of Supplement to Distribution Contract to add the PIMCO RCM International Growth Equity Fund, PIMCO RCM Emerging Markets Fund, PIMCO RCM Europe Fund, PIMCO RCM Global Small-Cap Fund, PIMCO RCM Global Technology Fund, PIMCO RCM Global Healthcare Fund, PIMCO RCM Large-Cap Growth Fund, PIMCO RCM Tax-Managed Growth Fund, PIMCO RCM Mid-Cap Fund, PIMCO RCM Small-Cap Fund, PIMCO RCM Biotechnology Fund, PIMCO RCM Balanced Fund and PIMCO RCM Global Equity Fund (26).

                    (7) Form of Supplement to Distribution Contract to add the
                        PIMCO NACM Core Equity Fund, PIMCO NACM Global Fund, PIMCO NACM Growth Fund, PIMCO NACM International Fund, PIMCO NACM Flex-Cap Value Fund, PIMCO NACM Pacific Rim Fund and PIMCO NACM Value Fund, to be filed by amendment.

              (f)       Not Applicable.

              (g)  (1)  Form of Custody and Investment Accounting Agreement
                        dated January 1, 2000 with State Street Bank & Trust Company (19).

                   (2) Form of Amendment to Custody and Investment Accounting Agreement with State Street Bank & Trust Company (24).

              (h)  (1)  Form of Amended and Restated Administration Agreement
                        between the Trust and PIMCO Advisors L.P. (19).

                        (i) Revised Schedule to Administrative Agreement (Exhibit A) as of December 6, 2001, (26).

                    (2) Form of Administration Agreement between PIMCO Advisors
                        L.P. and Pacific Investment Management Company (4)

                    (3) Form of Amendment to Administration Agreement (to
                        include Class D shares) between PIMCO Advisors L.P. and Pacific Investment Management Company (11)

                    (4) Form of Agency Agreement and Addenda (1)

                    (5) Form of Addendum to Agency Agreement (4)

                    (6) Form of Assignment of Agency Agreement (4)

                    (7) Form of Addendum to Agency Agreement (6)

                    (8) (i) Form of Transfer Agency and Services Agreement with National Financial Data Services (23).

                        (ii) Form of Transfer Agency and Services Agreement with First Data Investor Services Group, Inc. dated November 9, 1998, as amended July 20, 1999
                              (19).

                              (a) Amendment Number Two to the Transfer Agency
                                  and Series Agreement with First Data Investor Services Group, Inc. (24).

                        (iii) Form of Transfer Agency and Services Agreement
                              with State Street Bank and Trust Company, including Form of Novation and Amendment of Transfer Agency Agreement (26).

                    (9) Form of Service Plan for Institutional Services Shares
                        (6)

                   (10) Form of Administrative Services Plan for Administrative
                        Class Shares (4)

              (i)       Opinion and Consent of Counsel (6)

              (j)   (1) Consents of PricewaterhouseCoopers LLP.

                        (i)   Consent dated October 30, 2000 (20)

                        (ii)  Consent dated November 13, 2000 (22)

                        (iii) Letter dated October 26, 1999 from
                              PricewaterhouseCoopers LLP to the Securities and Exchange Commission. (14)

                        (iv)  Consent dated October 29, 2001 (25)

                        (v)   Consent dated December 28, 2001 (26).

                        (vi)  Consent to be filed by amendment.

                    (2) Consent and Opinion of Coopers & Lybrand LLP (6)

              (k)       Not Applicable

              (l)       Initial Capital Agreement (6)

              (m)   (1) Form of Distribution and Servicing Plan (Class A) (4)

                    (2) Form of Distribution and Servicing Plan (Class B) (4)

                    (3) Form of Distribution and Servicing Plan (Class C) (4)

                    (4) Form of Distribution Plan for Administrative Class
                        Shares (4)

                   (5) Form of Distribution Plan for Class D Shares included as part of the Form of Amended and Restated Administration Agreement included in Exhibit (h)(1).

              (n)  (1)  Form of Amended and Restated Multi-Class Plan (21)

                   (2) Amended and Restated Multi-Class Plan dated September 19, 2001. (25)

              (p)  (1)  Code of Ethics of the Registrant (19)

                   (2) Code of Ethics of PIMCO Advisors L.P., PIMCO/Allianz International Advisors LLC, Cadence Capital Management, NFJ Investment Group and Parametric Portfolio Associates
                        (19)

                   (3)  Code of Ethics of Blairlogie Capital Management (19)


                   (4)  Code of Ethics of Dresdner RCM Global Investors LLC
                        (26).


                   (5)  Code of Ethics of PIMCO Funds Distributors LLC (19)

                   (6)  Code of Ethics of Nicholas-Applegate Capital Management
                        (27)

              (q)  (1)  Powers of Attorney and Certificate of Secretary (1)

                   (2) Power of Attorney for E. Philip Cannon, Donald P. Carter, Gary A. Childress, William D. Cvengros, John P. Hardaway, Joel Segall, W. Bryant Stooks, Gerald M. Thorne, Richard L. Nelson, Lyman W. Porter and Alan Richards (5)

                   (3)  Power of Attorney for Kenneth M. Poovey (16)

                   (4)  Power of Attorney for Theodore J. Coburn (27)

--------------------
1 Incorporated by reference from Post-Effective Amendment No. 22 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on July 1, 1996.

2 Incorporated by reference from Definitive Proxy Statement of the Trust (File No. 811-06161), as filed on November 7, 1996.

3 Incorporated by reference from Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A of PIMCO Advisors Funds (File No. 2-87203), as filed on November 30, 1995.

4 Incorporated by reference from Post-Effective Amendment No. 25 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on January 13, 1997.

5 Incorporated by reference from Post-Effective Amendment No. 27 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 10, 1997.

6 Incorporated by reference from Post-Effective Amendment No.28 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 1997.

7 Incorporated by reference from Post-Effective Amendment No. 30 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 13, 1998.

8 Incorporated by reference from Post-Effective Amendment No. 32 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on April 21, 1998.

9 Incorporated by reference from Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on June 30, 1998.

10. Incorporated by reference from Post-Effective Amendment No. 34 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on July 2, 1998.

11. Incorporated by reference from Post-Effective Amendment No. 36 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 30, 1998.

12. Incorporated by reference from Post-Effective Amendment No. 38 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 1999.

13. Incorporated by reference from Post-Effective Amendment No. 39 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on May 25, 1999.

14. Incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 29, 1999.

15. Incorporated by reference from Post-Effective Amendment No. 44 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on December 14, 1999.

16. Incorporated by reference from Post-Effective Amendment No. 46 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 27, 2000.

17. Incorporated by reference from Post-Effective Amendment No. 47 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 2000.

18.  Not Applicable.

19. Incorporated by reference from Post-Effective Amendment No. 51 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on August 17, 2000.

20. Incorporated by reference from Post-Effective Amendment No. 53 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2000.

21. Incorporated by reference from the Registration Statement on Form N-14 of the Trust (File No. 333-54506), as filed on January 29, 2001.

22. Incorporated by reference from Post-Effective Amendment No. 54 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on November 13, 2000.

23. Incorporated by reference from Post-Effective Amendment No. 55 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on April 6, 2001.

24. Incorporated by reference from Post-Effective Amendment No. 59 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on August 31, 2001.

25. Incorporated by reference from Post-Effective Amendment No. 64 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2001.

26. Incorporated by reference from Post-Effective Amendment No. 66 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on December 28, 2001.

27. Incorporated by reference from Post-Effective Amendment No. 67 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on May 2, 2002.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          Not applicable.

Item 25.  Indemnification

     Reference is made to Article VIII, Section 1, of the Registrant's Second Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference herein.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Second Amended and Restated Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisor and Portfolio Managers.

     Unless otherwise stated, the principal business address of each organization listed is 888 San Clemente Drive, Newport Beach, CA 92660.


  Allianz Dresdner Asset Management of America, L.P. (formerly PIMCO Advisors, L.P.)

------------------------------------------------------------------------------------------------
Name                           Position with Advisor           Other Affiliations
------------------------------------------------------------------------------------------------
Joachim Faber, Dr.             Managing Director and Chief     Management Board of PIMCO Holding
                               Executive Officer               LLC;  Chief Executive Officer,
                                                               Management Board of
                                                               Allianz-PacLife Partners LLC
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Udo Frank                      Managing Director               Vice President of PIMCO/Allianz
                                                               International Advisors LLC;
                                                               Managing Director of Allianz Asset
                                                               Management U.S. Equities LLC
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
David C. Flattum               Managing Director and           Director of PIMCO Global Advisors
                               General Counsel                 (Resources) Limited; Managing
                                                               Director of PIMCO Holding LLC,
                                                               Allianz Asset Management U.S.
                                                               Equities LLC, Allianz-PacLife
                                                               Partners LLC; Managing Director,
                                                               General Counsel and Head of
                                                               Corporate Functions, Management
                                                               Board of Allianz Asset Management
                                                               of America LLC; Director, Chief
                                                               Executive Officer, Oppenheimer
                                                               Group, Inc.
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Stephen J. Treadway           Managing Director                Managing Director and Chief
                                                               Executive Officer of PIMCO Allianz
                                                               Advisors LLC, PIMCO Funds
                                                               Distributors LLC; Chief Executive
                                                               Officer, Mutual Fund Division of
                                                               PIMCO Allianz Advisors LLC,
                                                               PIMCO/Allianz International
                                                               Advisors LLC, Allianz Private
                                                               Client Services LLC; Director,
                                                               Chairman, President, Chief
                                                               Executive Officer of PIMCO Funds
                                                               Advertising Agency Inc.; Executive
                                                               Vice President of Value Advisors
                                                               LLC,  OpCap Advisors; Managing
                                                               Director of Allianz Asset
                                                               Management of America LLC
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
James G. Ward                 Executive Vice President and     Executive Vice President of PIMCO
                              Director of Human Resources      Australia Pty Ltd, PIMCO Europe
                                                               Limited, PIMCO Japan Ltd; Director
                                                               of Human Resources of PIMCO Funds
                                                               Distributors LLC, Allianz Asset
                                                               Management of America LLC;
                                                               Executive Vice President, Human
                                                               Resources of PIMCO Global Advisors
                                                               LLC; Director, Executive Vice
                                                               President of PIMCO Global Advisors
                                                               (Resources) Limited
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Stewart A. Smith              Vice President and Secretary     Vice President and Secretary of
                                                               PIMCO Allianz Advisors LLC,
                                                               PIMCO/Allianz International
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                                                               Advisors LLC, PIMCO CD
                                                               Distributors LLC, PIMCO Equity
                                                               Advisors LLC, PIMCO Equity
                                                               Partners LLC, Allianz Private
                                                               Client Services LLC, Value
                                                               Advisors LLC; Assistant Secretary
                                                               of PIMCO Funds Advertising Agency
                                                               Inc., PIMCO Funds Distributors
                                                               LLC, PIMCO Global Advisors LLC,
                                                               Cadence Capital Management,
                                                               Oppenheimer Capital Australia
                                                               Inc.; Managing Director and Chief
                                                               Executive Officer of PIMCO Funds
                                                               Distributors LLC; Director,
                                                               Secretary of PIMCO Global Advisors
                                                               (Resources) Limited; Secretary of
                                                               PIMCO Holding LLC, Allianz Asset
                                                               Management of America LLC, Allianz
                                                               Asset Management U.S. Equities
                                                               LLC, Allianz-PacLife Partners LLC,
                                                               Cadence Capital Management Inc.,
                                                               NFJ Management Inc., NFJ
                                                               Investment Group, Oppenheimer
                                                               Group, Inc.; Vice President and
                                                               Assistant Secretary of OCC
                                                               Distributors, OpCap Advisors,
                                                               Oppenheimer Capital
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
John C. Maney                 Executive Vice President and     Chief Financial Officer of PIMCO
                              Chief Financial Officer          Allianz Advisors LLC,
                                                               PIMCO/Allianz International
                                                               Advisors LLC, PIMCO CD
                                                               Distributors LLC, PIMCO Equity
                                                               Advisors LLC, PIMCO Equity
                                                               Partners LLC, PIMCO Funds
                                                               Advertising Agency Inc., PIMCO
                                                               Funds Distributors LLC, PIMCO
                                                               Global Advisors LLC, PIMCO Holding
                                                               LLC, Allianz Private Client
                                                               Services LLC, StocksPLUS
                                                               Management, Inc., Value Advisors
                                                               LLC, Allianz Asset Management U.S.
                                                               Equities LLC, Allianz-PacLife
                                                               Partners LLC, NFJ Management Inc.,
                                                               NFJ Investment Group, Oppenheimer
                                                               Group, Inc., OCC Distributors,
                                                               OpCap Advisors, Oppenheimer
                                                               Capital, Oppenheimer Capital
                                                               Australasia, Inc., Pacific
                                                               Investment Management Company LLC;
                                                               Chief Financial Officer and
                                                               Treasurer of Allianz Asset
                                                               Management of America LLC
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Andrew Bocko                  Senior Vice President and        Director of Information Technology
                              Director of Information          of Allianz Asset Management of
                              Technology                       America LLC, Allianz Asset
                                                               Management U.S. Equities LLC
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Francis C. Poli               Senior Vice President, Chief     Senior Vice President, Chief Legal
                              Legal Officer and Director       Officer and Assistant Secretary of
                              of Compliance                    PIMCO Allianz Advisors LLC,
                                                               PIMCO/Allianz International
                                                               Advisors LLC, PIMCO CD
                                                               Distributors LLC, PIMCO Equity
                                                               Advisors LLC; Allianz Private
                                                               Client Services LLC; Senior Vice
                                                               President and Chief Legal Officer
                                                               of PIMCO Equity Partners LLC;
                                                               Vice President Compliance Officer
                                                               of PIMCO Funds Distributors LLC;
                                                               Director of Compliance of PIMCO
                                                               Global Advisors LLC, Allianz Asset
                                                               Management of America LLC; Senior
                                                               Vice President and Director of
                                                               Compliance of Value Advisors LLC;
                                                               Chief Legal Officer and Director
                                                               of Compliance of Allianz Asset
                                                               Management U.S. Equities LLC;
                                                               Principal, Secretary and
                                                               Compliance Officer of OCC
                                                               Distributors; Senior Vice
                                                               President, Chief Legal Officer and
                                                               Secretary of OpCap Advisors,
                                                               Oppenheimer Capital; Director,
                                                               President, Secretary, Oppenheimer
                                                               Capital Australia, Inc.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Vinh T. Nguyen                Vice President and Controller    Vice President and Controller of
                                                               PIMCO Allianz Advisors LLC,
                                                               PIMCO/Allianz International
                                                               Advisors LLC, PIMCO Australia Pty
                                                               Ltd, PIMCO CD Distributors LLC,
                                                               PIMCO Europe Limited, PIMCO Equity
                                                               Advisors LLC, PIMCO Equity
                                                               Partners LLC,  PIMCO Funds
                                                               Advertising Agency Inc., PIMCO
                                                               Global Advisors LLC, PIMCO Global
                                                               Advisors (Resources) Limited,
                                                               PIMCO GmbH, PIMCO Holding LLC,
                                                               PIMCO Japan Ltd, Allianz Private
                                                               Client Services LLC, StocksPLUS
                                                               Management, Inc., Value Advisors
                                                               LLC, Allianz-PacLife Partners LLC,
                                                               Cadence Capital Management Inc.,
                                                               NFJ Management Inc., NFJ
                                                               Investment Group, OCC
                                                               Distributors, OpCap Advisors,
                                                               Oppenheimer Capital, Oppenheimer
                                                               Capital Australia Inc.,
                                                               Oppenheimer Group, Inc.,  Pacific
                                                               Investment Management Company LLC;
                                                               Controller of PIMCO Funds
                                                               Distributors LLC, Allianz Asset
                                                               Management of America LLC, Allianz
                                                               Asset Management U.S. Equities LLC
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

Marna Whittington             Chief Operating Officer          See Nicholas-Applegate Capital
                                                               Management LLC
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Linda Nielsen                 Director of Human Resources      None
------------------------------------------------------------------------------------------------




                          Cadence Capital Management
                       265 Franklin Street, 11/th/ Floor
                          Boston, Massachusetts 02110

------------------------------------------------------------------------------------------------
Name                          Position with Advisor          Other Affiliations
------------------------------------------------------------------------------------------------
David B. Breed                Managing Director, Chief       Director, Managing Director, Chief
                              Executive Officer              Executive Officer, Cadence Capital
                                                             Management Inc.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
William B. Bannick            Managing Director, Executive   Director, Managing Director,
                              Vice President                 Executive Vice President,
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                                                             Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------
Katherine A. Burdon           Managing Director              Director, Managing Director,
                                                             Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Bart J. O'Connor              Managing Director              Director, Managing Director,
                                                             Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Michael J. Skillman           Managing Director              Director, Managing Director,
                                                             Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Wayne A. Wicker               Managing Director              Director, Managing Director,
                                                             Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Mary Ellen Melendez           Chief Operating Officer,       None
                              Secretary
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Robert M. Fitzgerald          Chief Financial Officer        See Allianz Dresdner Asset
                                                             Management of America L.P.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Barbara M. Green              Treasurer                      None
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Stewart A. Smith              Assistant Secretary            See Allianz Dresdner Asset
                                                             Management of America L.P.
------------------------------------------------------------------------------------------------



                             NFJ Investment Group
                         2121 San Jacinto, Suite 1840
                             Dallas, Texas 75201


------------------------------------------------------------------------------------------------
Name                              Position with Advisor      Other Affiliations
------------------------------------------------------------------------------------------------
Benno J. Fischer              Managing Director              Director, Managing Director,
                                                             Co-Chairman, NFJ Management Inc.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
John L. Johnson               Managing Director              Director, Managing Director,
                                                             Co-Chairman, NFJ Management Inc.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Jack C. Najork                Managing Director              Director, Managing Director,
                                                             Co-Chairman, NFJ Management Inc.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
John C. Maney                 Managing Director              See Allianz Dresdner Asset
                                                             Management of America L.P.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Vinh T. Nguyen                Vice President, Controller     See Allianz Dresdner Asset
                                                             Management of America L.P.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Stewart A. Smith              Secretary                      See Allianz Dresdner Asset
                                                             Management of America L.P.
------------------------------------------------------------------------------------------------

                        Parametric Portfolio Associates
                            1151 Fairview Avenue N.
                           Seattle, Washington 98109


Name                   Position with Portfolio Manager      Other Affiliations

William E. Cornelius   Managing Director                    Chairman of the
                                                            Board of Directors
                                                            of PPA Acquisition
                                                            Corporation, DBA
                                                            Parametric Portfolio
                                                            Associates.

David M. Stein         Managing Director                    Director of PPA
                                                            Acquisition
                                                            Corporation, DBA
                                                            Parametric Portfolio
                                                            Associates.

Brian Langstraat       Managing Director                    Director and Chief
                                                            Executive Officer of
                                                            PPA Acquisition
                                                            Corporation, DBA
                                                            Parametric Portfolio
                                                            Associates.

                       Dresdner RCM Global Investors LLC
                            Four Embacadero Center
                            San Francisco, CA 94111


Name                   Position with Portfolio Manager      Other Affiliations

Gerhard Eberstadt      Member of Board of Managers          Member of Board of
                                                            Managers, Dresdner
                                                            Bank AG

George N. Fugelsang    Member of Board of Managers          President/Chief
                                                            Executive
                                                            Officer/Chairman,
                                                            Dresdner Kleinwort
                                                            Wasserstein
                                                            Securities LLC

Susan C. Gause         Member of Board of Managers;         Same
                       Chief Executive Officer; and
                       Senior Managing Director

Luke D. Knecht         Member of Board of Managers          Same
                       and Managing Director

Joachim Madler         Member of Board of Managers          Deputy Chief
                       and Managing Director                Executive Officer,
                                                            Allianz Dresdner
                                                            Asset Management

William L. Price       Chairman of Board of                 Same
                       Managers; Senior Managing
                       Director; and Global Chief
                       Investment Officer

Robert J. Goldstein    Secretary and General Counsel        Same


                    Nicholas-Applegate Capital Management LLC
                               600 West Broadway
                              San Diego, CA 92101

--------------------------------------------------------------------------------
Name                   Position with Portfolio Manager      Other Affiliations
--------------------------------------------------------------------------------
Arthur E. Nicholas     Chief Executive Officer              Trustee and Chairman
                                                            of the Board,
                                                            Nicholas-Applegate
                                                            Institutional Funds;
                                                            Chairman and
                                                            President, Nicholas-
                                                            Applegate
                                                            Securities; Director
                                                            and Chairman of the
                                                            Board, Nicholas-
                                                            Applegate Fund,
                                                            Inc.; President,
                                                            Nicholas-Applegate
                                                            Securities
                                                            International LDC
--------------------------------------------------------------------------------
Marna Whittington      President                            See Allianz Dresdner
                                                            Asset Management of
                                                            America, L.P.
--------------------------------------------------------------------------------
C. William Maher       Chief Financial Officer              Chief Financial
                                                            Officer and
                                                            Treasurer, Nicholas-
                                                            Applegate
                                                            Securities;
                                                            Treasurer, Nicholas-
                                                            Applegate
                                                            Institutional Funds
--------------------------------------------------------------------------------
E. Blake Moore, Jr.    General Counsel                      President, Nicholas-
                                                            Applegate
                                                            Institutional Funds;
                                                            General Counsel and
                                                            Secretary, Nicholas-
                                                            Applegate
                                                            Securities;
                                                            Director, Nicholas-
                                                            Applegate Southeast
                                                            Asia Fund
--------------------------------------------------------------------------------

Charles H. Field       Deputy General Counsel
--------------------------------------------------------------------------------
Catherine Nicholas     Chief Investment Officer
--------------------------------------------------------------------------------
Eric S. Sagerman       Head of Global Marketing
--------------------------------------------------------------------------------
Peter J. Johnson       Head of Global Sales
--------------------------------------------------------------------------------

Item 27.   Principal Underwriters.


    (a) PIMCO Funds Distributors LLC (the "Distributor") serves as Distributor of shares for the Registrant and also of PIMCO Funds:
           Pacific Investment Management Series. The Distributor is an indirect wholly owned subsidiary of PIMCO Advisors L.P., the Registrant's Adviser.

    (b)

                          Positions and                                                                Positions
Name and Principal        Offices with                                                                 and Offices
Business Address*         Underwriter                                                                  with Registrant
Erik M. Aarts             Vice President, Fixed Income Product Manager                                 None
Kiley Andresen            Vice President, National Accounts Manager                                    None
Michael E. Brannan        Vice President                                                               None
Deborah P. Brennan        Vice President, Compliance Officer                                           None
Matthew W. Brown          Vice President                                                               None
Frederick J. Bruce        Vice President                                                               None
Martin J. Burke           Senior Vice President, Divisional Sales Manager                              None
Terry L. Bussard          Vice President                                                               None
Paul C. Cahill            Vice President                                                               None
Timothy R. Clark          Executive Vice President, Product Development                                None
Cindy Colombo             Vice President, Retirement Plans                                             None
Lesley E. Cotten          Vice President, On-Line Content Development Manager                          None
Patrick M. Coyne          Vice President, International Product Manager                                None
Kelly Crean               Vice President                                                               None
Paul DeNicolo             Vice President                                                               None
Jonathan P. Fessel        Vice President                                                               None
Michael J. Gallagher      Vice President                                                               None
Joseph F. Gengo           Vice President                                                               None
Ronald H. Gray            Vice President                                                               None
Daniel F. Hally           Vice President                                                               None
JoAnn Ham                 Vice President                                                               None
Ned E. Hammond Jr.        Vice President                                                               None
Derek B. Hayes            Sr. Vice President, Operations                                               None
Kristina S. Hooper        Vice President, Equity Product Manager                                       None
Christopher J. Horan      Vice President                                                               None
John B. Hussey            Vice President                                                               None
Brian Jacobs              Senior Vice President, National Sales Director                               None
Stephen R. Jobe           Sr. Vice President, Communications                                           None
Dustin P. Kanode          Vice President                                                               None
Andrew G. Laing           Vice President                                                               None
Stephen R. Laut           Vice President                                                               None
William E. Lynch          Senior Vice President, Divisional Sales Manager                              None
Stephen A. Maginn         Executive Vice President, Sales                                              None
Andrew J. Maloney         Vice President                                                               None
John Maney                Chief Financial Officer, Treasurer                                           None
Ann H. McAdams            Vice President                                                               None
Wayne F. Meyer            Vice President                                                               None
Andrew Jay Meyers         Executive Vice President, Director of Marketing                              None
Rosalie L. Milburn        Vice President                                                               None
Laura Miller              Compliance Officer                                                           None
Fiora N. Moyer            Vice President                                                               None
Kerry A. Murphy           Vice President, National Accounts Manager                                    None
George E. Murphy          Vice President                                                               None
Phillip J. Neugebauer     Sr. Vice President, Public Relations                                         None
Vinh T. Nguyen            Vice President, Controller                                                   None
Joffrey H. Pearlman       Vice President                                                               None
Glynne P. Pisapia         Vice President                                                               None
Frank C. Poli             Vice President, Compliance Officer                                           None
Jennifer L. Quigley       Vice President                                                               None
Robert J. Rokose          Vice President, Controller                                                   None
James Scott Rose          Vice President                                                               None
Jay S. Rosoff             Senior Vice President, Divisional Sales Manager                              None
Stephen M. Rudman         Senior Vice President, Divisional Sales Manager                              None
Anne Marie Russo          Vice President, Human  Resources                                             None
James M. Sambrook         Vice President, Manager, Systems                                             None
Keith A. Schlingheyde     Vice President                                                               None
Newton B. Schott Jr.      Executive Vice President, Chief Administrative Officer, Secretary            Vice President and Secretary
Eugene M. Smith Jr.       Vice President, Design Director                                              None
Cathy Smith               Vice President, Copy Director                                                None
Robert M. Smith           Vice President                                                               None
Zinovia Spezakis          Sr. Vice President, E-Commerce Director                                      None
Frederick S. Teceno       Vice President                                                               None
William H. Thomas Jr.     Senior Vice President, Divisional Sales Manager                              None
Kathleen C. Thompson      Vice President, National Account Liaison                                     None
Stephen J. Treadway       Chairman, President and Chief Executive Officer                              Trustee, President and Chief
                                                                                                       Executive Officer
Paul H. Troyer            Senior Vice President                                                        None
Teresa L. Vlachos         Vice President, Sales Desk Manager                                           None
Nicholas K. Willett       Senior Vice President, Divisional Sales Manager                              None
Glen A. Zimmerman         Vice President, Database Marketing Manager                                   None


_______________________

   * Principal business address for all individuals listed is 2187 Atlantic Street, Stamford, CT 06902 or 888 San Clemente, Newport Beach, CA 92660.

    (c) The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28.   Location of Accounts and Records.

    The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of State Street Bank & Trust Co., 21 West 10th Street, Kansas City, Missouri 64105, National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, Missouri 64105, and/or PFPC Inc., PO Box 9688, Providence,
Rhode Island 02940.

Item 29.   Management Services.

           Not Applicable.

Item 30.   Undertakings.

           Not Applicable.

                                     NOTICE
                                     ------

         A copy of the Agreement and Declaration of Trust of PIMCO Funds:
Multi-Manager Series (the "Trust"), together with all amendments thereto, is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.


                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all of the requirements for effectiveness of this Post-Effective Amendment No. 69 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused the Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Stamford, and the State of Connecticut on the 15th day of July, 2002.

                                   PIMCO FUNDS: MULTI-MANAGER SERIES

                                   By: /s/ Stephen J. Treadway
                                       -----------------------
                                       Stephen J. Treadway,
                                       President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 69 has been signed below by the following persons in the capacities and on the dates indicated.

Name                               Capacity                        Date
----                               --------                        ----

/s/ Stephen J. Treadway            Trustee and President        July 15, 2002
------------------------------
Stephen J. Treadway

/s/ John P. Hardaway*              Treasurer and Principal
------------------------------
John P. Hardaway                   Financial and Accounting
                                   Officer

/s/ Donald P. Carter*              Trustee
------------------------------
Donald P. Carter

/s/ E. Philip Cannon*              Trustee
------------------------------
E. Philip Cannon

/s/ Gary A. Childress*             Trustee
------------------------------
Gary A. Childress

/s/ Theodore J. Coburn*            Trustee
-------------------------------
Theodore J. Coburn

/s/ W. Bryant Stooks*              Trustee
------------------------------
W. Bryant Stooks

/s/ Gerald M. Thorne*              Trustee
------------------------------
Gerald M. Thorne


                                   * By: /s/ Stephen J. Treadway
                                         -----------------------
                                         Stephen J. Treadway,
                                         Attorney-In-Fact

                                     Date: July 15, 2002

                                      -2-